Summary of Significant Accounting Policies - Schedule of Weighted Average Diluted Shares (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of Weighted Average Diluted Shares [Line Items]
Weighted average diluted shares	109,414,236	109,412,144
Convertible notes outstanding [Member]
Schedule of Weighted Average Diluted Shares [Line Items]
Weighted average diluted shares	182,438	180,346
Convertible preferred stock outstanding [Member]
Schedule of Weighted Average Diluted Shares [Line Items]
Weighted average diluted shares	39,231,798	39,251,798
Shares underlying warrants outstanding [Member]
Schedule of Weighted Average Diluted Shares [Line Items]
Weighted average diluted shares	70,000,000	70,000,000